Significant accounting policies - Intangible assets (Details)	12 Months Ended
Dec. 31, 2022
License of copyright
Significant accounting policies
Estimated useful lives (in years)	2 years
Trademark
Significant accounting policies
Estimated useful lives (in years)	2 years
Minimum | Purchased software
Significant accounting policies
Estimated useful lives (in years)	2 years
Maximum | Purchased software
Significant accounting policies
Estimated useful lives (in years)	3 years